Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
Note 7 - Premises and Equipment

The composition of premises and equipment at December 31, 2011 and 2010 is as follows:

2011	2010
(In Thousands)

Land	$437	$437
Premises	5,815	5,815
Leasehold improvements	301	301
Furniture and equipment	5,927	5,953

	12,480	12,506
Accumulated depreciation and amortization	(9,395)	(9,183)

$3,085	$3,323

Depreciation and amortization expense was $332,000 and $407,000 for the years ended December 31, 2011 and 2010, respectively.

The Corporation rents offices under operating leases that expire through 2019.  Lease expense amounted to $135,000 in 2011 and $134,000 in 2010.  Operating lease obligations at December 31, 2011 are as follows (in thousands):

2012	$141
2013	143
2014	145
2015	138
2016	119
Thereafter	140

$826